Intangible assets, net - Summary of Intangible Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Finite-Lived Intangible Assets [Line Items]
Cost	¥ 1,905,864		¥ 1,897,523
Accumulated amortization, Total	(1,019,299)		(797,578)
Net book value	886,565	$ 127,084	1,099,945
Domain names and trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	1,651,421		1,643,080
Accumulated amortization, Total	(778,424)		(605,014)
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	215,064		215,064
Accumulated amortization, Total	(212,690)		(165,982)
Customer relationship [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	26,586		26,586
Accumulated amortization, Total	(26,586)		(26,263)
Licenses [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	12,793		12,793
Accumulated amortization, Total	¥ (1,599)		¥ (319)